Taxation - Reconciliation (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2023	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Reported tax rate (as a percentage)			14.00%
One-time adjustment to deferred tax due to internal reorganisation			$ 828	$ 876
Tax benefit (expense) from intragroup purchase of intellectual property			828
Reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations				65
Income tax charge (credit) arising from reviews by tax authorities			422
One-time adjustment to deferred tax due to internal reorganisation, effect on profit or loss			828
Income tax paid			2,366
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised			$ 7,565	$ 3,221
Expected tax impact of Pillar 2 regulation in most jurisdictions where entity operates			0.00%
Tax rate (as a percentage)			23.50%	19.00%	19.00%
Profit/(loss) before tax			$ 6,899	$ 2,501	$ (265)
Notional taxation charge at UK corporation tax rate of 23.5% (2022: 19%; 2021: 19%)			1,621	475	(50)
Differences in effective overseas tax rates			(224)	(59)	1
Deferred tax (credit)/charge relating to change in tax rates			(66)	(108)	54
Unrecognised deferred tax asset			341	68	32
Items not deductible for tax purposes			46	90	208
Items not chargeable for tax purposes					(163)
Intellectual Property incentive regimes			(367)	(265)
Other items			(406)	(941)	(299)
Adjustments in respect of prior years			(7)	(52)	(163)
Taxation charge/(credit) recognised in the profit for the year			938	(792)	(380)
Decrease in deferred tax liability through goodwill previously not determined to be tax deductible			1,900
Deferred tax liabilities			2,844	$ 2,944	$ 6,206
Temporary differences on goodwill
Taxation
Deferred tax liabilities			$ 900
United Kingdom
Taxation
Tax rate (as a percentage)	25.00%			19.00%
Netherlands
Taxation
Tax rate (as a percentage)		25.80%			25.00%